Debt - Long-Term Borrowings (Details) - USD ($)						1 Months Ended		12 Months Ended
	Mar. 09, 2018	Dec. 15, 2017	Jul. 27, 2016	May 31, 2016	May 16, 2016	Dec. 31, 2018	Nov. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Nov. 28, 2018
Debt Instrument [Line Items]
Debt face amount											$ 2,000,000,000.0
Proceeds from debt net of issuance costs					$ 3,500,000,000
Proceeds form derivative instruments								$ 446,000,000
Unrealized gain (loss) on derivatives, net of tax								331,000,000
Gain (loss) to be reclassified during next 12 months						$ 18,000,000		18,000,000
Long-term debt gross						74,265,000,000		74,265,000,000	$ 27,170,000,000
Loss on extinguishment of debt before write off			$ 97,000,000	$ 486,000,000
Write off of debt issuance cost			4,000,000	50,000,000
Debt extinguishment fees				6,000,000
Loss on early extinguishment of debt			101,000,000	542,000,000				0	0	$ 643,000,000
2018 Senior Notes
Debt Instrument [Line Items]
Debt face amount	$ 40,000,000,000
Proceeds from debt net of issuance costs	39,400,000,000
Senior Notes | 2018 Senior Notes
Debt Instrument [Line Items]
Debt face amount	40,000,000,000
Senior Notes | 3.125% senior notes due March 2020
Debt Instrument [Line Items]
Debt face amount	2,000,000,000
Long-term debt gross						$ 2,000,000,000		$ 2,000,000,000	0
Debt interest rate						3.125%		3.125%
Senior Notes | 3.35% senior notes due March 2021
Debt Instrument [Line Items]
Debt face amount	3,000,000,000
Long-term debt gross						$ 3,000,000,000		$ 3,000,000,000	0
Debt interest rate						3.35%		3.35%
Senior Notes | Floating rate notes due March 2021
Debt Instrument [Line Items]
Debt face amount	1,000,000,000
Senior Notes | 3.7% senior notes due March 2023
Debt Instrument [Line Items]
Debt face amount	6,000,000,000
Long-term debt gross						$ 6,000,000,000		$ 6,000,000,000	0
Debt interest rate						3.70%		3.70%
Senior Notes | 4.3% senior notes due March 2028
Debt Instrument [Line Items]
Debt face amount	9,000,000,000
Long-term debt gross						$ 9,000,000,000		$ 9,000,000,000	0
Debt interest rate						4.30%		4.30%
Senior Notes | 4.78% senior notes due March 2038
Debt Instrument [Line Items]
Debt face amount	5,000,000,000
Long-term debt gross						$ 5,000,000,000		$ 5,000,000,000	0
Debt interest rate						4.78%		4.78%
Senior Notes | 5.05% senior notes due March 2048
Debt Instrument [Line Items]
Debt face amount	8,000,000,000
Long-term debt gross						$ 8,000,000,000		$ 8,000,000,000	0
Debt interest rate						5.05%		5.05%
Senior Notes | 4.1% senior notes due March 2025
Debt Instrument [Line Items]
Debt face amount	5,000,000,000
Long-term debt gross						$ 5,000,000,000		$ 5,000,000,000	0
Debt interest rate						4.10%		4.10%
Senior Notes | 3-Year tranche loan due November 2021
Debt Instrument [Line Items]
Debt term								3 years
Senior Notes | 2.125% senior notes due June 2021
Debt Instrument [Line Items]
Debt face amount					$ 1,750,000,000.00
Long-term debt gross						$ 1,750,000,000		$ 1,750,000,000	1,750,000,000
Debt interest rate					2.125%	2.125%		2.125%
Senior Notes | 2.875% senior notes due June 2026
Debt Instrument [Line Items]
Debt face amount					$ 1,750,000,000
Long-term debt gross						$ 1,750,000,000		$ 1,750,000,000	1,750,000,000
Debt interest rate					2.875%	2.875%		2.875%
Senior Notes | Any And All Notes
Debt Instrument [Line Items]
Extinguishment of debt			$ 1,100,000,000	835,000,000
Senior Notes | Senior Notes, 5.75% Due 2017
Debt Instrument [Line Items]
Debt interest rate					5.75%
Senior Notes | Senior Notes, 6.60% Due 2019
Debt Instrument [Line Items]
Debt interest rate					6.60%
Senior Notes | Senior Notes, 4.75% Due 2020
Debt Instrument [Line Items]
Debt interest rate					4.75%
Senior Notes | Maximum Tender Offer Notes
Debt Instrument [Line Items]
Extinguishment of debt				$ 2,250,000,000	$ 1,500,000,000.0
Senior Notes | 4.75% senior notes due December 2022
Debt Instrument [Line Items]
Long-term debt gross						$ 399,000,000		$ 399,000,000	399,000,000
Debt interest rate					4.75%	4.75%		4.75%
Senior Notes | 5% senior notes due December 2024
Debt Instrument [Line Items]
Long-term debt gross						$ 299,000,000		$ 299,000,000	299,000,000
Debt interest rate					5.00%	5.00%		5.00%
Senior Notes | 3.875% senior notes due July 2025
Debt Instrument [Line Items]
Long-term debt gross						$ 2,828,000,000		$ 2,828,000,000	2,828,000,000
Debt interest rate					3.875%	3.875%		3.875%
Senior Notes | 6.25% senior notes due June 2027
Debt Instrument [Line Items]
Long-term debt gross						$ 372,000,000		$ 372,000,000	372,000,000
Debt interest rate					6.25%	6.25%		6.25%
Senior Notes | 4.875% senior notes due July 2035
Debt Instrument [Line Items]
Long-term debt gross						$ 652,000,000		$ 652,000,000	652,000,000
Debt interest rate					4.875%	4.875%		4.875%
Senior Notes | 6.125% senior notes due September 2039
Debt Instrument [Line Items]
Long-term debt gross						$ 447,000,000		$ 447,000,000	447,000,000
Debt interest rate					6.125%	6.125%		6.125%
Senior Notes | 5.75% senior notes due May 2041
Debt Instrument [Line Items]
Long-term debt gross						$ 133,000,000		$ 133,000,000	133,000,000
Debt interest rate					5.75%	5.75%		5.75%
Notes Payable | Floating rate notes due March 2020
Debt Instrument [Line Items]
Debt face amount	$ 1,000,000,000
Long-term debt gross						$ 1,000,000,000		$ 1,000,000,000	0
Notes Payable | Floating rate notes due March 2021
Debt Instrument [Line Items]
Long-term debt gross						1,000,000,000		1,000,000,000	0
Notes Payable | 3-Year and 5-Year Term Loan
Debt Instrument [Line Items]
Debt face amount											5,000,000,000.0
Maximum borrowing capacity		$ 5,000,000,000
Notes Payable | 3-Year tranche loan due November 2021
Debt Instrument [Line Items]
Debt face amount											3,000,000,000.0
Maximum borrowing capacity		$ 3,000,000,000
Debt term		3 years					3 years
Long-term debt gross						3,000,000,000		$ 3,000,000,000	$ 0
Notes Payable | 5-Year tranche loan due November 2023
Debt Instrument [Line Items]
Maximum borrowing capacity		$ 2,000,000,000
Debt term		5 years					5 years
Repayments of Debt						$ 2,000,000,000
Aetna Inc.
Debt Instrument [Line Items]
Assumed debt											$ 8,098,000,000
Minimum | Aetna Inc.
Debt Instrument [Line Items]
Debt interest rate											2.20%
Maximum | Aetna Inc.
Debt Instrument [Line Items]
Debt interest rate											6.75%